Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contract Revenue Cost					$ 38,570	$ 43,958	$ 5,512
Indemnification Under the Omnibus Agreement	$ 6,700	$ 6,500	$ 7,100	$ 3,100
Restricted Cash and Cash Equivalents						10,700
Contracts Revenue					51,868	$ 51,062	$ 5,512
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement					4,900
Contracts Revenue					4,900
Letter of Credit [Member]
Long-term Line of Credit					$ 10,700
Line of Credit Facility, Expiration Date					Feb. 16, 2015
PGN [Member]
Contract Claims Description					The Partnerships subsidiary had commitments to pay a day rate for delay liquidated damages to PGN up to a maximum amount of $10.7 million
Contract Revenue Cost					$ 7,100
Indemnification Under the Omnibus Agreement					7,100
pipeline contractor [Member]
Loss Contingency, Range of Possible Loss, Maximum					$ 11,500